UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Durus Capital Management LLC
Address: 20 Marshall Street, Suite 320
         South Norwalk, CT  06854

13F File Number:  28-10001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Schmidt
Title:     COO
Phone:     203-899-3102

Signature, Place, and Date of Signing:

     /s/  Douglas Schmidt     South Norwalk, CT     February 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $260,683 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKSYS LTD                      COM              010196103    28001  5283248 SH       SOLE                  5283248        0        0
ALBANY MOLECULAR RESH INC      COM              012423109      370    25000 SH       SOLE                    25000        0        0
ALKERMES INC                   COM              01642T108     6250   996750 SH       SOLE                   996750        0        0
ALLOS THERAPEUTICS INC         COM              019777101    38803  5159960 SH       SOLE                  5159960        0        0
AMGEN INC                      COM              031162100     2900    60000 SH       SOLE                    60000        0        0
APPLERA CORP                   COM AP BIO GRP   038020103       93    45200 SH       SOLE                    45200        0        0
ATRIX LABS INC                 COM              04962L101    10018   653090 SH       SOLE                   653090        0        0
BIOMET INC                     COM              090613100      287    10000 SH       SOLE                    10000        0        0
CARDIAC SCIENCE INC            COM NEW          141410209     5225  2364397 SH       SOLE                  2364397        0        0
CELGENE CORP                   COM              151020104      596    27753 SH       SOLE                    27753        0        0
CEPHALON INC                   COM              156708109      870    17873 SH       SOLE                    17873        0        0
CERNER CORP                    COM              156782104     1094    35000 SH       SOLE                    35000        0        0
CV THERAPEUTICS INC            COM              126667104     6821   374362 SH       SOLE                   374362        0        0
ESPERION THERAPEUTICS INC      COM              29664R106    40052  5634756 SH       SOLE                  5634756        0        0
GEN-PROBE INC NEW              COM              36866T103     4621   194147 SH       SOLE                   194147        0        0
GILEAD SCIENCES INC            COM              375558103     3060    90000 SH       SOLE                    90000        0        0
GUIDANT CORP                   COM              401698105     4628   150000 SH       SOLE                   150000        0        0
GUILFORD PHARMACEUTICALS INC   COM              401829106     9994  2510989 SH       SOLE                  2510989        0        0
IDX SYS CORP                   COM              449491109      853    50100 SH       SOLE                    50100        0        0
IGEN INC                       COM              449536101      900    21000 SH       SOLE                    21000        0        0
INHALE THERAPEUTIC SYSTEMS     COM              640268108     9870  1221479 SH       SOLE                  1221479        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2266    97500 SH       SOLE                    97500        0        0
MOLECULAR DEVICES CORP         COM              60851C107      659    40000 SH       SOLE                    40000        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     1506    41000 SH       SOLE                    41000        0        0
NOVOSTE CORP                   COM              67010C100    11945  1654462 SH       SOLE                  1654462        0        0
NPS PHARMACEUTICALS INC        COM              62936P103     8478   336822 SH       SOLE                   336822        0        0
PFIZER INC                     COM              717081103    11739   384000 SH       SOLE                   384000        0        0
REGENERON PHARMACEUTICALS      COM              75886F107     6904   373013 SH       SOLE                   373013        0        0
SIGMA ALDRICH CORP             COM              826552101     1071    22000 SH       SOLE                    22000        0        0
STERICYCLE INC                 COM              858912108      648    20000 SH       SOLE                    20000        0        0
TULARIK INC                    COM              899165104     6701   898253 SH       SOLE                   898253        0        0
VARIAN INC                     COM              922206107      430    15000 SH       SOLE                    15000        0        0
VERSICOR INC                   COM              925314106    18268  1693019 SH       SOLE                  1693019        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     6930   437200 SH       SOLE                   437200        0        0
WYETH                          COM              983024100     7832   209400 SH       SOLE                   209400        0        0